INTANGIBLE ASSETS AND GOODWILL - Schedule of Estimated Future Amortization Expense on Acquired Intangibles (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Intangible Assets - Future Amortization [Abstract]
2024	$ 362
2025	288
Net	$ 650	$ 3,162